Acquisitions, Divestitures and Exchanges, Narrative (Details) $ in Millions		1 Months Ended					3 Months Ended					12 Months Ended
		Jul. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 30, 2017 USD ($)	Feb. 29, 2016 USD ($)
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges												$ 21	$ 21	$ 343
Gain on sale of business and other exit costs												1	1	136
Gain on license sales and exchanges												22	20	147
Payments For Intangible Assets And To Acquire Businesses Net Of Cash Acquired												218	53	287
Federal Communications Commission deposit												0	143	0
Other current liabilities									$ 99			106	99
U.S. Cellular
Acquisitions, divestitures and exchanges
Gain on sale of business and other exit costs												1		114
Gain on license sales and exchanges												22	19	147
U.S. Cellular | Aggregate license acquisitions
Acquisitions, divestitures and exchanges
License acquisition agreement amount									57				57
Payments For Intangible Assets And To Acquire Businesses Net Of Cash Acquired												3	53
U.S. Cellular | Auction 1002
Acquisitions, divestitures and exchanges
Payments For Intangible Assets And To Acquire Businesses Net Of Cash Acquired							$ 186
Federal Communications Commission deposit											$ 143
Licenses won															188
Total winning bid															$ 329
U.S. Cellular | Auction 97
Acquisitions, divestitures and exchanges
Federal Communications Commission deposit					$ 60
Licenses won			124
Total winning bid			$ 338
Designated entity auction discount			25.00%
U.S. Cellular | License exchange 1
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges									(1)
Gain on license sales and exchanges									3
Carrying value of licenses disposed of in exchange									$ 8
U.S. Cellular | License exchange 2
Acquisitions, divestitures and exchanges
Net cash to be received																$ 28
U.S. Cellular | License exchange 2, first closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges											13
Gain on license sales and exchanges											$ 9
U.S. Cellular | License exchange 2, second closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges								$ 15
Gain on license sales and exchanges								$ 17
U.S. Cellular | License exchange 3
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges										$ 2
Gain on license sales and exchanges										7
Carrying value of licenses disposed of in exchange										$ 7
U.S. Cellular | License exchange 4
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges			$ 117
Gain on license sales and exchanges			125
Fair value of Licenses received in exchange			$ 43
U.S. Cellular | License exchange 5, first closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges						$ 28
Gain on license sales and exchanges					22
Carrying value of licenses disposed of in exchange					11
Fair value of Licenses received in exchange					52
Other current liabilities					18
U.S. Cellular | License exchange 5, second closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges		$ 28
Gain on license sales and exchanges		24
Carrying value of licenses disposed of in exchange		$ 22
U.S. Cellular | Tower sale
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges					$ 159
Number of towers					595
U.S. Cellular | Tower sale, first closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges					$ 10
Gain on sale of business and other exit costs					$ 5
Number of towers					236
U.S. Cellular | Tower sale, second closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges				$ 142
Gain on sale of business and other exit costs				$ 120
Number of towers				359
U.S. Cellular | Earnest money received | Tower sale, first closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges					$ 8
TDS Telecom Wireline
Acquisitions, divestitures and exchanges
Gain on sale of business and other exit costs														10
Gain on license sales and exchanges													$ 1
TDS Telecom Wireline | Wireline Markets
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges														26
Gain on sale of business and other exit costs														$ 10
TDS Telecom Cable
Acquisitions, divestitures and exchanges
Purchase price	[1]											$ 29

[1]	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.